Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

ZEGA Buy and Hedge ETF (the “Fund”)

Ticker Symbol: ZHDG

Listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

dated August 28, 2023

Effective immediately, Mick Brokaw is removed as a portfolio manager of the Fund. All references to Mr. Brokaw in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.